Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Allowance for doubtful accounts receivable	$ 40,600	$ 12,200	$ 24,600
Debt Instrument, Unamortized Discount	$ 280,400
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000	2,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	20,833,333
Common stock, shares issued	7,247,466	5,025,577	4,998,330
Common stock, shares outstanding	7,247,466	5,025,577	4,998,330
Notes Payable, Other Payables [Member]
Debt Instrument, Unamortized Discount		$ 221,400
Convertible Debt [Member]
Debt Instrument, Unamortized Discount			$ 184,800
Related Party Notes payable, Other Payable [Member]
Debt Instrument, Unamortized Discount	$ 64,000	$ 259,600
Class A convertible preferred stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000	800,000	800,000
Preferred stock, shares issued	454,750	454,750	0
Preferred stock, shares outstanding	454,750	454,750	0
Preferred Stock, Liquidation Preference, Value	$ 6,087,400	$ 5,758,485
Class B Convertible Preferres Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	585,000	585,000	585,000
Preferred stock, shares issued	534,571	161,709	0
Preferred stock, shares outstanding	534,571	161,709	0
Preferred Stock, Liquidation Preference, Value	$ 6,777,047	$ 1,944,351